Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG SouthernSun Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG SouthernSun U.S. Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

AMG Managers Brandywine Advisors Mid Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST310

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Global Equity Fund

AMG Trilogy International Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2015)

AMG Trilogy Emerging Wealth Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 16, 2015)

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

(Statutory Prospectus, dated March 1, 2015, as supplemented July 1, 2015, and Statement of Additional Information, dated March 1, 2015)

AMG GW&K Core Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 8, 2015, as revised May 13, 2015)

AMG TimesSquare All Cap Growth Fund

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG Managers Real Estate Securities Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Emerging Wealth Equity Fund, AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund, each a series of AMG Funds, and AMG FQ Global Risk-Balanced Fund, AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG TimesSquare All Cap Growth Fund, AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG GW&K Core Bond Fund and AMG Managers Real Estate Securities Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST311